Financial risk management - Disclosure of maturity analysis for financial liabilities and derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Non-derivative financial liabilities
Lease liabilities	£ (1,119)	£ (1,062)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(172)	(143)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(45,202)	(46,055)
Interest payments on borrowings	(20,037)	(21,153)
Lease liabilities	(1,119)	(1,062)
Other non-interest-bearing liabilities	(5,208)	(4,375)
Derivative financial assets
Financial liabilities	(72,469)	(74,240)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	15,847	9,997
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(15,272)	(9,703)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	115	92
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(132)	(25)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	14,010	14,947
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(15,433)	(16,743)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	8	15
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(46)	(175)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,217)	(4,111)
Interest payments on borrowings	(1,645)	(1,552)
Lease liabilities	(172)	(143)
Other non-interest-bearing liabilities	(4,501)	(3,908)
Derivative financial assets
Financial liabilities	(9,726)	(10,235)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	5,536	1,907
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(5,412)	(1,897)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	90	84
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(39)	(16)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	5,298	4,236
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(5,637)	(4,777)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	4	9
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(31)	(67)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,417)	(3,159)
Interest payments on borrowings	(1,533)	(1,497)
Lease liabilities	(158)	(131)
Other non-interest-bearing liabilities	(707)	(467)
Derivative financial assets
Financial liabilities	(4,967)	(5,556)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	4,436	4,032
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,242)	(3,970)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	25	8
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(41)	(6)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	4,237	3,179
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(4,559)	(3,514)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	3	5
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(11)	(36)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,289)	(2,404)
Interest payments on borrowings	(1,426)	(1,397)
Lease liabilities	(136)	(117)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(5,980)	(4,180)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,458	2,598
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,429)	(2,467)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(31)	(3)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	1,818	4,710
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(1,943)	(5,072)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	1	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(3)	(29)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(35,279)	(36,381)
Interest payments on borrowings	(15,433)	(16,707)
Lease liabilities	(653)	(671)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(51,796)	(54,269)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	4,417	1,460
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,189)	(1,369)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(21)	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,657	2,822
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,294)	(3,380)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ (1)	£ (43)